As filed with the Securities and Exchange Commission on May 25, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-09114

The Needham Funds, Inc.
 (Exact name of registrant as specified in charter)

445 Park Avenue, New York, New York 10022-2606
 (Address of principal executive offices) (Zip code)

Mr. George A. Needham, 445 Park Avenue, New York, New York 10022-2606
 (Name and address of agent for service)

1-800-625-7071
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2017

Date of reporting period:  March 31, 2017

Item 1. Schedule of Investments.

Needham Growth Fund
Schedule of Investments
March 31, 2017 (Unaudited)
		Market
	Shares	Value
Common Stocks (99.6%)
Airlines (0.3%)
United Continental Holdings, Inc. *	5,000	$353,200
Auto Components (0.2%)
Sypris Solutions, Inc. *	202,233	214,367
Beverages (0.0%)
Becle SAB de CV *	7,094	12,576
Biotechnology (5.4%)
Gilead Sciences, Inc. †	92,500	6,282,600
Capital Markets (2.9%)
Financial Engines, Inc. †	56,000	2,438,800
Hamilton Lane, Inc. *	1,000	18,670
Oaktree Capital Group LLC	20,000	906,000
		3,363,470
Commercial Services & Supplies (0.1%)
Clean Harbors, Inc. *	3,000	166,860
Communications Equipment (9.0%)
KVH Industries, Inc. *	579,800	4,870,320
ViaSat, Inc. * †	87,500	5,584,250
		10,454,570
Electrical Equipment (0.2%)
Vicor Corp. *	17,500	281,750
Electronic Equipment, Instruments & Components (4.4%)
Corning, Inc.	35,000	945,000
FLIR Systems, Inc.	15,000	544,200
Frequency Electronics, Inc. *	50,000	550,000
IPG Photonics Corp. *	6,000	724,200
Jabil Circuit, Inc. †	25,000	723,000
National Instruments Corp.	20,800	677,248
Vishay Intertechnology, Inc.	60,000	987,000
		5,150,648
Energy Equipment & Services (1.3%)
Aspen Aerogels, Inc. *	57,500	238,625
Core Laboratories NV	3,000	346,560
Schlumberger Ltd.	12,500	976,250
		1,561,435
Health Care Equipment & Supplies (10.0%)
Analogic Corp.	3,100	235,290
Becton Dickinson and Co.	32,500	5,961,800
CONMED Corp.	30,000	1,332,300
Invuity, Inc. *	103,100	819,645
Medtronic PLC	26,290	2,117,922
Varian Medical Systems, Inc. *	12,500	1,139,125
		11,606,082
Health Care Providers & Services (6.8%)
Express Scripts Holding Co. * †	119,500	7,876,245

Health Care Technology (0.2%)
Castlight Health, Inc. *	60,000	219,000
Household Products (0.7%)
Oil-Dri Corp. of America	21,800	812,486
Industrial Conglomerates (0.3%)
Honeywell International, Inc.	2,500	312,175
Insurance (0.1%)
Markel Corp. *	150	146,379
Internet Software & Services (9.4%)
The Trade Desk, Inc. *	11,900	443,275
2U, Inc. *	6,000	237,960
Akamai Technologies, Inc. * †	50,000	2,985,000
Amber Road, Inc. *	443,350	3,422,662
comScore, Inc. *	65,900	1,422,781
MuleSoft, Inc. *	139	3,382
Nutanix, Inc. *	10,000	187,700
Q2 Holdings, Inc. *	20,000	697,000
Reis, Inc.	77,700	1,390,830
Xactly Corp. *	17,500	208,250
		10,998,840
Life Sciences Tools & Services (7.8%)
Bruker Corp.	10,000	233,300
Thermo Fisher Scientific, Inc. †	58,000	8,908,800
		9,142,100
Machinery (0.1%)
REV Group, Inc. *	2,000	55,140
Media (4.0%)
Comcast Corp.	117,500	4,416,825
World Wrestling Entertainment, Inc.	12,500	277,750
		4,694,575
Oil, Gas & Consumable Fuels (0.5%)
Hess Corp.	10,000	482,100
Navigator Holdings Ltd. *	5,000	68,750
		550,850
Pharmaceuticals (0.9%)
Agile Therapeutics, Inc. *	54,150	173,551
Corium International, Inc. *	220,900	923,362
		1,096,913
Professional Services (1.4%)
WageWorks, Inc. *	22,500	1,626,750
Semiconductors & Semiconductor Equipment (16.5%)
Applied Materials, Inc.	7,500	291,750
Entegris, Inc. *	162,500	3,802,500
FormFactor, Inc. *	363,350	4,305,698
Lam Research Corp.	2,500	320,900
MKS Instruments, Inc.	35,000	2,406,250
Nova Measuring Instruments Ltd. *	65,500	1,217,645
PDF Solutions, Inc. *	237,900	5,381,298
Photronics, Inc. *	135,000	1,444,500
		19,170,541
Software (0.7%)
Red Hat, Inc. *	10,000	865,000

Specialty Retail (6.1%)
CarMax, Inc. * †	102,500	6,070,050
Dick's Sporting Goods, Inc.	22,000	1,070,520
		7,140,570
Technology Hardware, Storage & Peripherals (8.3%)
Apple, Inc.	7,500	1,077,450
Cray, Inc. *	12,500	273,750
Electronics For Imaging, Inc. *	64,000	3,125,120
Pure Storage, Inc. *	50,000	491,500
Super Micro Computer, Inc. *	185,950	4,713,832
		9,681,652
Textiles, Apparel & Luxury Goods (0.2%)
Under Armour, Inc. *	12,500	232,450
Thrifts & Mortgage Finance (0.1%)
Ladder Capital Corp.	7,673	110,798
Trading Companies & Distributors (1.7%)
Air Lease Corp.	50,000	1,937,500
Total Common Stocks
(Cost $53,395,385)		$116,117,522

Short-Term Investments (0.5%)
Money Market Fund (0.5%)
Dreyfus Treasury Securities Cash Management - Institutional Class
0.50% (a)
(Cost $550,374)	550,374	$550,374

Total Investments (100.1%)
(Cost $53,945,759)		116,667,896
Total Securities Sold Short (-3.8%)		(4,452,705)
(Proceeds $3,980,697)
Other Assets in Excess of Liabilities (3.7%)		4,349,197
Net Assets (100.0%)		$116,564,388

*	Non-income producing security.
(a)	Rate shown is the seven day yield as of March 31, 2017.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $4,483,950.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp FundServices, LLC.

Needham Growth Fund
Schedule of Securities Sold Short
March 31, 2017 (Unaudited)
		Market
	Shares	Value
Securities Sold Short (-3.6%)
Capital Markets (-0.5%)
Medallion Financial Corp.	267,500	$529,650
Communications Equipment (-3.0%)
Acacia Communications, Inc. *	500	29,310
Applied Optoelectronics, Inc. *	1,500	84,225
Ubiquiti Networks, Inc. *	67,500	3,392,550
		3,506,085
Insurance (-0.1%)
Health Insurance Innovations, Inc. *	8,750	140,000
Total Securities Sold Short (-3.6%)
(Proceeds $3,726,093)		$4,175,735

Exchange Traded Funds Sold Short (-0.2%)
iShares Core S&P Small-Cap ETF	2,000	138,320
iShares S&P Small-Cap 600 Value ETF	1,000	138,650
Total Exchange Traded Funds Sold Short (-0.2%)
(Proceeds $254,604)		$276,970

Total Securities Sold Short (-3.8%)
(Proceeds $3,980,697)		$4,452,705

*	Non-income producing security.

Needham Aggressive Growth Fund
Schedule of Investments
March 31, 2017 (Unaudited)
		Market
	Shares	Value
Common Stocks (98.9%)
Beverages (0.0%)
Becle SAB de CV *	3,517	$6,235
Biotechnology (2.6%)
Gilead Sciences, Inc. †	23,000	1,562,160
Building Products (0.3%)
DIRTT Environmental Solutions *	40,000	210,600
Capital Markets (1.8%)
Financial Engines, Inc.	25,000	1,088,750
TheStreet, Inc. *	20,450	15,542
		1,104,292
Commercial Services & Supplies (0.4%)
Clean Harbors, Inc. *	4,000	222,480
Communications Equipment (9.4%)
KVH Industries, Inc. * †	356,450	2,994,180
Norsat International, Inc. *	114,240	1,142,400
ViaSat, Inc. * †	25,000	1,595,500
		5,732,080
Electrical Equipment (1.5%)
Vicor Corp. *	55,000	885,500
Electronic Equipment, Instruments & Components (3.2%)
FLIR Systems, Inc.	7,500	272,100
Frequency Electronics, Inc. *	28,950	318,450
IPG Photonics Corp. *	7,500	905,250
National Instruments Corp.	9,700	315,832
Vishay Precision Group, Inc. *	10,000	158,000
		1,969,632
Energy Equipment & Services (0.5%)
Aspen Aerogels, Inc. *	80,000	332,000
Health Care Equipment & Supplies (3.5%)
Analogic Corp.	3,100	235,290
Becton Dickinson and Co.	4,500	825,480
Invuity, Inc. *	48,350	384,382
LeMaitre Vascular, Inc.	28,000	689,640
		2,134,792
Health Care Providers & Services (0.9%)
Civitas Solutions, Inc. *	7,500	137,625
Express Scripts Holding Co. *	6,000	395,460
		533,085
Health Care Technology (0.9%)
Omnicell, Inc. *	13,000	528,450
Household Durables (0.4%)
iRobot Corp. *	4,000	264,560
Household Products (3.0%)
Oil-Dri Corp. of America	49,442	1,842,703
Insurance (0.2%)
Markel Corp. *	150	146,379

Internet Software & Services (15.4%)
The Trade Desk, Inc. *	5,000	186,250
2U, Inc. *	6,000	237,960
Akamai Technologies, Inc. * †	62,500	3,731,250
Amber Road, Inc. * †	176,650	1,363,738
ARI Network Services, Inc. *	15,000	78,000
ChannelAdvisor Corp. *	14,117	157,405
comScore, Inc. *	46,550	1,005,014
MuleSoft, Inc. *	70	1,703
Nutanix, Inc. *	1,500	28,155
Q2 Holdings, Inc. *	12,500	435,625
Reis, Inc. †	113,000	2,022,700
Xactly Corp. *	17,500	208,250
		9,456,050
Machinery (0.0%)
REV Group, Inc. *	708	19,520
Media (0.2%)
World Wrestling Entertainment, Inc.	6,000	133,320
Pharmaceuticals (1.1%)
Agile Therapeutics, Inc. *	35,000	112,175
Corium International, Inc. *	140,000	585,200
		697,375
Professional Services (3.6%)
CRA International, Inc.	5,000	176,650
WageWorks, Inc. * †	28,000	2,024,400
		2,201,050
Real Estate Investment Trusts (REITs) (2.3%)
Equinix, Inc.	3,499	1,400,895
Semiconductors & Semiconductor Equipment (27.2%)
Entegris, Inc. *	190,000	4,446,000
FormFactor, Inc. *	182,600	2,163,810
MKS Instruments, Inc.	27,000	1,856,250
Nova Measuring Instruments Ltd. *	70,500	1,310,595
PDF Solutions, Inc. * †	255,050	5,769,231
Photronics, Inc. *	97,750	1,045,925
Xcerra Corp. *	10,000	88,900
		16,680,711
Software (7.2%)
Bottomline Technologies, Inc. *	18,000	425,700
Exa Corp. *	7,500	95,250
GSE Systems, Inc. *	1,017,500	3,459,500
Red Hat, Inc. *	5,000	432,500
		4,412,950
Specialty Retail (2.9%)
CarMax, Inc. * †	21,500	1,273,230
Dick's Sporting Goods, Inc.	10,000	486,600
		1,759,830
Technology Hardware, Storage & Peripherals (10.2%)
Apple, Inc. †	22,000	3,160,520
Electronics For Imaging, Inc. *	16,000	781,280
Pure Storage, Inc. *	15,000	147,450
Super Micro Computer, Inc. * †	85,725	2,173,129
		6,262,379

Textiles, Apparel & Luxury Goods (0.2%)
Under Armour, Inc. *	7,000	128,100
Thrifts & Mortgage Finance (0.0%)
Ladder Capital Corp.	1,627	23,494
Total Common Stocks
(Cost $29,767,894)		$60,650,622

Short-Term Investments (0.6%)
Money Market Fund (0.6%)
Dreyfus Treasury Securities Cash Management - Institutional Class
0.50% (a)
(Cost $393,259)	393,259	$393,259

Total Investments (99.5%)
(Cost $30,161,153)		61,043,881
Total Securities Sold Short (-5.7%)		(3,493,280)
(Proceeds $3,150,125)
Other Assets in Excess of Liabilities (6.2%)		3,769,580
Net Assets (100.0%)		$61,320,181

*	Non-income producing security.
(a)	Rate shown is the seven day yield as of March 31, 2017.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $3,743,050.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp FundServices, LLC.

Needham Aggressive Growth Fund
Schedule of Securities Sold Short
March 31, 2017 (Unaudited)
		Market
	Shares	Value
Securities Sold Short (-5.7%)
Capital Markets (-0.9%)
Medallion Financial Corp.	287,500	$569,250
Communications Equipment (-4.0%)
Acacia Communications, Inc. *	500	29,310
Applied Optoelectronics, Inc. *	1,000	56,150
Ubiquiti Networks, Inc. *	46,250	2,324,525
		2,409,985
Insurance (-0.2%)
Health Insurance Innovations, Inc. *	8,750	140,000
Software (-0.6%)
ANSYS, Inc. *	3,500	374,045
Total Securities Sold Short (-5.7%)
(Proceeds $3,150,125)		$3,493,280

*	Non-income producing security.

Needham Small Cap Growth Fund
Schedule of Investments
March 31, 2017 (Unaudited)
		Market
	Shares	Value
Common Stocks (89.0%)
Beverages (0.0%)
Becle SAB de CV *	2,115	$3,749
Biotechnology (1.1%)
Exact Sciences Corp. *	15,000	354,300
Capital Markets (0.3%)
Hamilton Lane, Inc. *	5,000	93,350
Commercial Services & Supplies (1.2%)
Mobile Mini, Inc.	13,000	396,500
Communications Equipment (9.2%)
KVH Industries, Inc. * †	156,251	1,312,508
Quantenna Communications, Inc. *	5,000	104,150
ViaSat, Inc. *	25,000	1,595,500
		3,012,158
Electronic Equipment, Instruments & Components (6.7%)
Frequency Electronics, Inc. *	129,195	1,421,145
InvenSense, Inc. *	35,000	442,050
Vishay Precision Group, Inc. *	20,000	316,000
		2,179,195
Energy Equipment & Services (5.3%)
Aspen Aerogels, Inc. *	180,000	747,000
Core Laboratories NV	6,000	693,120
Independence Contract Drilling, Inc. *	50,000	275,500
		1,715,620
Food Products (1.0%)
Lifeway Foods, Inc. *	30,000	321,900
Health Care Equipment & Supplies (4.0%)
Invuity, Inc. *	162,489	1,291,788
Health Care Providers & Services (0.2%)
Express Scripts Holding Co. *	1,000	65,910
Health Care Technology (1.3%)
Castlight Health, Inc. *	120,000	438,000
Internet Software & Services (20.1%)
The Trade Desk, Inc. *	4,600	171,350
2U, Inc. *	5,000	198,300
Akamai Technologies, Inc. *	4,000	238,800
Amber Road, Inc. * †	225,000	1,737,000
ChannelAdvisor Corp. *	70,000	780,500
comScore, Inc. *	21,550	465,264
Five9, Inc. *	5,000	82,300
Hortonworks, Inc. *	25,000	245,250
MuleSoft, Inc. *	38	925
Nutanix, Inc. *	37,500	703,875
Reis, Inc. †	56,500	1,011,350
Twilio, Inc. *	10,000	288,700
Xactly Corp. *	20,000	238,000
YuMe, Inc. *	100,000	409,000
		6,570,614
IT Services (1.2%)
ServiceSource International, Inc. *	105,000	407,400

Machinery (0.4%)
REV Group, Inc. *	5,000	137,850
Oil, Gas & Consumable Fuels (3.5%)
Approach Resources, Inc. *	250,000	627,500
Hess Corp.	4,750	228,998
Navigator Holdings Ltd. *	20,000	275,000
		1,131,498
Pharmaceuticals (3.1%)
Agile Therapeutics, Inc. *	136,988	439,047
Corium International, Inc. *	138,975	580,915
		1,019,962
Semiconductors & Semiconductor Equipment (11.6%)
Cohu, Inc.	15,000	276,900
FormFactor, Inc. *	18,100	214,485
PDF Solutions, Inc. * †	90,000	2,035,800
Photronics, Inc. *	65,000	695,500
Ultra Clean Holdings, Inc. *	15,000	253,050
Veeco Instruments, Inc. *	10,000	298,500
		3,774,235
Software (4.1%)
FireEye, Inc. *	107,500	1,355,575
Technology Hardware, Storage & Peripherals (11.4%)
Cray, Inc. *	20,000	438,000
Pure Storage, Inc. *	230,000	2,260,900
Super Micro Computer, Inc. * †	40,000	1,014,000
		3,712,900
Textiles, Apparel & Luxury Goods (0.1%)
Under Armour, Inc. *	2,500	45,750
Thrifts & Mortgage Finance (0.2%)
LendingTree, Inc. *	500	62,675
Trading Companies & Distributors (3.0%)
Air Lease Corp. †	25,000	968,750
Total Common Stocks
(Cost $27,266,941)		$29,059,679

Closed-End Funds (3.6%)
Tekla Healthcare Investors	25,000	601,000
Tekla Life Sciences Investors	30,000	581,700
Total Closed-End Funds
(Cost $1,176,564)		$1,182,700

Short-Term Investments (13.6%)
Money Market Fund (13.6%)
Dreyfus Treasury Securities Cash Management - Institutional Class
0.50% (a)
(Cost $4,426,605)	4,426,605	$4,426,605

Total Investments (106.2%)
(Cost $32,870,110)		34,668,984
Total Securities Sold Short (-0.2%)		(56,150)
(Proceeds $49,809)
Liabilities in Excess of Other Assets (-6.0%)		(1,976,139)
Net Assets (100.0%)		$32,636,695

*	Non-income producing security.
(a)	Rate shown is the seven day yield as of March 31, 2017.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $764,900.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp FundServices, LLC.

Needham Small Cap Growth Fund
Schedule of Securities Sold Short
March 31, 2017 (Unaudited)
		Market
	Shares	Value
Securities Sold Short (-0.2%)
Communications Equipment (-0.2%)
Applied Optoelectronics, Inc. *	1,000	$56,150
Total Securities Sold Short (-0.2%)
(Proceeds $49,809)		$56,150

*	Non-income producing security.

Notes to Schedule of Investments (Unaudited)

1.	Organization

Needham Growth Fund (“NGF”), Needham Aggressive Growth Fund (“NAGF”) and Needham Small Cap Growth Fund (“NSCGF”) (each, a “Portfolio” and collectively, the “Portfolios”), are portfolios of The Needham Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Company was organized as a Maryland corporation on October 12, 1995.  NGF, NAGF, and NSCGF currently offer two classes, the Retail Class and the Institutional Class. The Institutional Class commenced operations on December 30, 2016.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation: Portfolio securities for which market quotations are readily available are stated at the last sale price reported by the principal exchange for the security as of the exchange’s close of business. Securities for which no sale has taken place during the day and securities which are not listed on an exchange are valued at the mean of the highest closing bid and lowest asked prices. Exchange traded options are valued at the last reported sale price on any exchange on which the option is principally traded. If no sales are reported on a particular day, the options will be valued at the mean between the highest closing bid and lowest asked prices across the exchanges where the option is traded. Non-exchange traded options will also be valued at the mean between the last bid and asked quotations. For options where market quotations are not readily available, value will be determined in accordance with the fair value procedures described below. All other securities and assets for which (a) market quotations are not readily available, such as in the case of a market or technical disruption that prevents the normal trading of a security held by a Portfolio, (b) market quotations are believed to be unrepresentative of fair market value, such as in the case of a thinly traded security, or (c) valuation is normally made at the last sale price on a foreign exchange and a significant event occurs after the close of that exchange but before the New York Stock Exchange closes, are valued at their fair value as determined in good faith by the Board of Directors (the “Board”) in accordance with Fair Value Procedures established by the Board. The Company’s Fair Value Procedures are implemented and monitored by a Fair Value Committee (the “Committee”) designated by the Board. When a security is valued in accordance with the Fair Value Procedures, the Committee determines a value after taking into consideration any relevant information that is reasonably available to the Committee. Some of the more common reasons that may necessitate that a security be valued pursuant to these Fair Value Procedures include, but are not limited to: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. The assets of each Portfolio may also be valued on the basis of valuations provided by a pricing service approved by, or on behalf of, the Board.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the mean of the highest closing bid and lowest asked prices on the exchange or system where the security is principally traded.

The Portfolios did not value any securities in accordance with the Fair Value Procedures as of March 31, 2017.

Investment Transactions: Changes in holdings of portfolio securities for the Portfolios shall be reflected no later than in the first calculation on the first business day following the trade date for purposes of calculating each Portfolio’s daily net asset value per share. However, for financial reporting purposes, portfolio security transactions are reported on the trade date of the last business day of the reporting period. The cost (proceeds) of investments sold (bought to cover) is determined on a specific identification basis for the purpose of determining gains or losses on sales and buys to cover short positions. Dividend income, distributions to shareholders and dividend expense from securities sold short are recorded on the ex-dividend date. Interest income and interest expense from securities sold short is recorded on an accrual basis.

Foreign Currency: Foreign currency amounts are translated into U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of realized gains arising from changes in the exchange rates are included with the net realized and unrealized gain or loss on investments. Principal risks associated with such transactions include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

The Portfolios may also invest in forward currency contracts. Fluctuations in the value of such forward currency transactions are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on transactions that have terminated by settlement. These instruments involve securities and currency market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the statements of assets and liabilities. Risks also arise from the possible inability of counterparties to meet the terms of their contracts. The Portfolios did not enter into forward currency contracts during the three months ended March 31, 2017.

Allocation of Expenses: Expenses directly attributable to a Portfolio are charged directly to that Portfolio, while expenses which are attributable to more than one Portfolio are allocated among the respective Portfolios based upon relative net assets or some other reasonable method.

Use of Estimates: The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

Distributions to Shareholders:  Dividends from net investment income, if any, are declared and paid annually for the Portfolios. Distributable net realized gains, if any, are declared and distributed at least annually.

Redemption Fees: The Portfolios reserve the right to assess a redemption fee for shares held 60 days or less. The shareholder will be charged a fee equal to 2.00% of the value of the shares redeemed. The redemption fee is intended to offset excess brokerage commissions and other costs associated with fluctuations in asset levels and cash flows caused by frequent trading by shareholders. The applicability of the redemption fee will be calculated using a first-in first-out method, which means the oldest shares, will be redeemed first, followed by the redemption of more recently acquired shares. For the three months ended March 31, 2017, NGF, NAGF and NSCGF had contributions to capital due to redemption fees in the amounts of $33, $3,749 and $10,323, respectively.

Federal Income Taxes: It is the policy of each Portfolio to continue to qualify as a regulated investment company, as defined in the Internal Revenue Code, by complying with the provisions available to certain investment companies and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for income taxes has been made in the Portfolios’ financial statements.

As of March 31, 2017, the Portfolios did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. Open tax years are those that are open for exam by Federal and state taxing authorities.

Fair Value Measurements: Valuation inputs used to determine the value of the Portfolios’ investments are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets.

Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (which may include the Portfolios’ own assumptions in determining the fair value of investments).

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Portfolio securities listed or traded on securities exchanges, including ADRs, are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the mean of the highest closing bid and lowest asked prices on the exchange or system where the security is principally traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Portfolios’ net asset values are calculated. These valuations are categorized as Level 2 in the fair value hierarchy. As of March 31, 2017, the Portfolios did not hold any Level 2 or Level 3 securities.

The following is a summary categorization, as of March 31, 2017, of each Portfolio’s investments based on the level of inputs utilized in determining the value of such investment:

	LEVEL 1 - Quoted Prices(1)(3)
	NGF	NAGF	NSCGF
Assets
Common Stocks(2)	$116,117,522	$60,650,622	$29,059,679
Closed-End Funds	-	-	1,182,700
Short-Term
Investments	550,374	393,259	4,426,605
Liabilities
Securities Sold Short(2)	(4,452,705)	(3,493,280)	(56,150)
Total	$112,215,191	$57,550,601	$34,612,834
(1) As of March 31, 2017, the Portfolios did not hold Level 2 or Level 3 investments.
(2) Please refer to the Schedule of Investments and Schedule of Securities Sold Short to view segregation by industry.
(3) There were no transfers into or out of Levels 1, 2 or 3 during the period.

3.	Short Sale Transactions

During the three months ended March 31, 2017, each Portfolio sold securities short. Upon selling a security short, the Portfolios record an asset for the settlement amount and a corresponding liability, which is marked-to-market to reflect current value. Certain securities owned by each respective Portfolio are segregated as collateral while the short sales are outstanding. At March 31, 2017, the market value of securities separately segregated to cover short positions was $4,483,950, $3,743,050, and $764,900 for NGF, NAGF and NSCGF, respectively.

Additionally, the Portfolios had receivables for Deposit with Broker for Securities Sold Short of $4,573,394, $3,778,354, and $196,425 pledged as collateral with a broker in connection with open short positions for NGF, NAGF and NSCGF, respectively. Securities sold short at March 31, 2017 and their related market values and proceeds are set forth in the preceding Schedule of Securities Sold Short for each Portfolio.

4.	Financial Instruments With Off-Balance Sheet Risk

In the normal course of their business, the Portfolios may engage in transactions with off-balance sheet risk, including securities sold short, written options, futures, and forward currency contracts. Transactions in certain financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market values of the securities underlying the financial instruments may be in excess of the amounts recognized in the financial statements.

Securities sold short represent obligations of the Portfolios to make future delivery of specific securities and, correspondingly, create an obligation to purchase the securities at market prices prevailing at a later delivery date (or to deliver the securities if already owned by the Portfolios). As a result, short sales create the risk that the Portfolios’ ultimate obligation to satisfy the delivery requirements may exceed the amount of the proceeds initially received on the liability recorded in the financial statements.

5. Indemnification

Under the Company’s organizational documents, its Directors and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the ordinary course of business, the Company enters into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6. Federal Income Taxes

No provision for federal income taxes is required since the Company intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from GAAP, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. Temporary differences are generally due to differing book and tax treatment for the timing of the recognition of gains and losses on securities, including post-October losses (as described below). Permanent differences are generally due to differing treatment of net investment losses. To the extent these differences are permanent, they are charged or credited to paid-in capital, accumulated net realized gain (loss), or accumulated net investment income (loss), as appropriate, in the period in which the differences arise. These reclassifications have no effect on net assets or net asset value per share of each Portfolio.

As of March 31, 2017, the cost, gross unrealized appreciation, gross unrealized depreciation, and the net unrealized appreciation (depreciation) on securities, including proceeds from securities sold short for federal income tax purposes, were as follows:*
				Net
		Gross	Gross	Unrealized
		Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
NGF	$53,945,759	$66,398,112	$(3,675,975)	$62,722,137
NAGF	30,161,153	32,879,447	(1,996,719)	30,882,728
NSCGF	32,870,110	4,158,171	(2,359,297)	1,798,874

* Because tax adjustments are calculated annually at the end of the Portfolios’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Portfolios’ most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Needham Funds, Inc.

By   /s/ George A. Needham
 George A. Needham, President (Chief Executive Officer)

Date   May 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ George A. Needham
 George A. Needham, President (Chief Executive Officer)

Date  May 23, 2017

By  /s/ James W. Giangrasso
 James W. Giangrasso, Treasurer and Secretary (Chief Financial Officer)

Date  May 23, 2017